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                      VAN KAMPEN SENIOR FLOATING RATE FUND

                        SUPPLEMENT DATED APRIL 24, 2000
                                     TO THE
                       PROSPECTUS DATED DECEMBER 10, 1999

    The Prospectus is hereby supplemented as follows:

    The independent accountants' subsection on the inside back cover page of the Prospectus is hereby deleted.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                      VAN KAMPEN SENIOR FLOATING RATE FUND

                        SUPPLEMENT DATED APRIL 24, 2000
                                     TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 10, 1999,
                 AS PREVIOUSLY SUPPLEMENTED ON JANUARY 31, 2000

     The Statement of Additional Information is hereby supplemented as follows:

INDEPENDENT ACCOUNTANTS

     Independent accountants for the Fund perform an annual audit of the Fund's financial statements. KPMG LLP, located at 303 West Wacker Drive, Chicago, Illinois 60601 ("KPMG"), has ceased being the Fund's independent accountants effective April 14, 2000. The cessation of the client-auditor relationship between the Fund and KPMG was based solely on a possible future business relationship by KPMG with an affiliate of the Fund's investment adviser. The Fund's Board of Trustees and management are in the process of engaging new independent accountants for the audit of the Fund's financial statements.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE